Consolidating Financial Information of Guarantors and Issuers	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Condensed Consolidated Financial Information [Abstract]
Consolidating Financial Information of Guarantors and Issuers

(12) Consolidating Financial Information of Guarantors and Issuers of June 2014 Notes:

Cedar Fair, L.P., Canada’s Wonderland Company (“Cedar Canada”), and Magnum Management Corporation (“Magnum”) are the co-issuers of the Partnership’s June 2014 Notes (see Note 5). The notes have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada and Magnum) that guarantees the Partnership’s senior secured credit facilities. There are no non-guarantor subsidiaries.

The following consolidating schedules present condensed financial information for Cedar Fair, L.P., Cedar Canada, and Magnum, the co-issuers, and each 100% owned subsidiary of Cedar Fair (other than Cedar Canada and Magnum), the guarantors (on a combined basis), as of March 25, 2018, December 31, 2017, and March 26, 2017 and for the three-month periods ended March 25, 2018 and March 26, 2017. In lieu of providing separate unaudited financial statements for the guarantor subsidiaries, the accompanying unaudited condensed consolidating financial statements have been included.

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

March 25, 2018

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$25,073	$22,114	$(4,299)	$42,888
Receivables	—	1,232	74,787	785,879	(831,103)	30,795
Inventories	—	—	2,493	37,810	—	40,303
Other current assets	69	1,922	2,459	35,895	(347)	39,998

	69	3,154	104,812	881,698	(835,749)	153,984
Property and Equipment, net	—	827	180,303	1,439,969	—	1,621,099
Investment in Park	485,489	967,791	234,220	203,857	(1,891,357)	—
Goodwill	674	—	62,012	119,605	—	182,291
Other Intangibles, net	—	—	13,834	23,876	—	37,710
Deferred Tax Asset	—	7,150	—	—	(7,150)	—
Other Assets	—	—	39	9,468	—	9,507

	$486,232	$978,922	$595,220	$2,678,473	$(2,734,256)	$2,004,591

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$531,176	$302,858	$1,806	$39,374	$(835,402)	$39,812
Deferred revenue	—	—	8,033	116,480	—	124,513
Accrued interest	215	143	7,634	13,127	—	21,119
Accrued taxes	883	—	463	9,177	(347)	10,176
Accrued salaries, wages and benefits	—	13,777	736	—	—	14,513
Self-insurance reserves	—	10,438	1,543	12,830	—	24,811
Other accrued liabilities	3,283	5,249	268	9,436	—	18,236

	535,557	332,465	20,483	200,424	(835,749)	253,180
Deferred Tax Liability	—	—	12,664	81,945	(7,150)	87,459
Derivative Liability	1,638	1,092	—	—	—	2,730
Other Liabilities	—	705	—	10,698	—	11,403
Long-Term Debt:
Revolving credit loans	—	—	—	40,000	—	40,000
Term debt	—	127,350	—	596,175	—	723,525
Notes	—	—	445,458	491,799	—	937,257

	—	127,350	445,458	1,127,974	—	1,700,782
Equity	(50,963)	517,310	116,615	1,257,432	(1,891,357)	(50,963)

	$486,232	$978,922	$595,220	$2,678,473	$(2,734,256)	$2,004,591

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$85,758	$81,582	$(1,095)	$166,245
Receivables	—	1,184	15,574	857,205	(836,241)	37,722
Inventories	—	—	1,891	27,828	—	29,719
Other current assets	164	28,297	3,454	10,983	(29,601)	13,297

	164	29,481	106,677	977,598	(866,937)	246,983
Property and Equipment, net	—	835	181,673	1,403,264	—	1,585,772
Investment in Park	588,684	1,045,640	238,132	234,238	(2,106,694)	—
Goodwill	674	—	63,551	119,605	—	183,830
Other Intangibles, net	—	—	14,177	23,887	—	38,064
Deferred Tax Asset	—	20,956	—	—	(20,956)	—
Other Assets	—	—	40	9,470	—	9,510

	$589,522	$1,096,912	$604,250	$2,768,062	$(2,994,587)	$2,064,159

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$497,558	$344,410	$1,379	$18,610	$(837,336)	$24,621
Deferred revenue	—	—	6,237	79,894	—	86,131
Accrued interest	27	18	2,055	6,024	—	8,124
Accrued taxes	352	—	—	73,224	(29,601)	43,975
Accrued salaries, wages and benefits	—	17,498	1,242	—	—	18,740
Self-insurance reserves	—	10,947	1,618	12,542		25,107
Other accrued liabilities	3,406	5,094	157	10,139	—	18,796

	501,343	377,967	12,688	200,433	(866,937)	225,494
Deferred Tax Liability	—	—	13,809	81,945	(20,956)	74,798
Derivative Liability	5,233	3,489	—	—	—	8,722
Other Liabilities	—	873	—	10,811	—	11,684
Long-Term Debt:
Term debt	—	127,437	—	596,351	—	723,788
Notes	—	—	445,156	491,571	—	936,727

	—	127,437	445,156	1,087,922	—	1,660,515
Equity	82,946	587,146	132,597	1,386,951	(2,106,694)	82,946

	$589,522	$1,096,912	$604,250	$2,768,062	$(2,994,587)	$2,064,159

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

March 26, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$29,590	$4,652	$—	$34,242
Receivables	—	1,552	61,894	541,622	(576,483)	28,585
Inventories	—	—	1,965	35,973	—	37,938
Other current assets	74	907	3,462	27,687	(1,661)	30,469

	74	2,459	96,911	609,934	(578,144)	131,234
Property and Equipment, net	—	835	176,952	1,410,861	—	1,588,648
Investment in Park	711,257	852,264	195,731	294,228	(2,053,480)	—
Goodwill	674	—	59,620	119,605	—	179,899
Other Intangibles, net	—	—	13,306	24,418	—	37,724
Deferred Tax Asset	—	16,616	—	—	(16,616)	—
Other Assets	—	2,000	109	18,665	—	20,774

	$712,005	$874,174	$542,629	$2,477,711	$(2,648,240)	$1,958,279

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Current maturities of long-term debt	$—	$897	$100	$3,353	$—	$4,350
Accounts payable	453,329	125,934	2,081	39,854	(576,483)	44,715
Deferred revenue	—	—	7,373	108,759	—	116,132
Accrued interest	864	589	7,729	1,831	—	11,013
Accrued taxes	1,084	—	—	9,113	(1,661)	8,536
Accrued salaries, wages and benefits	—	13,792	635	—	—	14,427
Self-insurance reserves	—	11,397	1,484	12,952	—	25,833
Other accrued liabilities	2,644	3,907	164	4,904	—	11,619

	457,921	156,516	19,566	180,766	(578,144)	236,625
Deferred Tax Liability	—	—	13,273	125,350	(16,616)	122,007
Derivative Liability	9,395	6,263	—	—	—	15,658
Other Liabilities	—	1,125	—	11,798	—	12,923
Long-Term Debt:
Revolving credit loans	—	—	—	85,000	—	85,000
Term debt	—	123,347	13,576	456,274	—	593,197
Notes	292,241	203,256	444,924	—	—	940,421

	292,241	326,603	458,500	541,274	—	1,618,618
Equity	(47,552)	383,667	51,290	1,618,523	(2,053,480)	(47,552)

	$712,005	$874,174	$542,629	$2,477,711	$(2,648,240)	$1,958,279

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Three Months Ended March 25, 2018

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$(10,767)	$854	$271	$49,787	$14,582	$54,727

Costs and expenses:
Cost of food, merchandise, and games revenues	—	—	—	6,003	—	6,003
Operating expenses	—	42,671	5,716	25,859	14,582	88,828
Selling, general and administrative	759	14,450	680	12,793	—	28,682
Depreciation and amortization	—	8	—	5,513	—	5,521
Loss on impairment / retirement of fixed assets, net	—	—	40	1,300	—	1,340

	759	57,129	6,436	51,468	14,582	130,374

Operating loss	(11,526)	(56,275)	(6,165)	(1,681)	—	(75,647)
Interest expense, net	4,904	4,367	5,583	4,682	—	19,536
Net effect of swaps	(2,207)	(1,421)	—	—	—	(3,628)
Loss on early debt extinguishment	—	187	—	886	—	1,073
(Gain) loss on foreign currency	—	(41)	10,135	—	—	10,094
Other (income) expense	59	(9,804)	854	8,768	—	(123)
Loss from investment in affiliates	68,528	28,815	3,913	20,585	(121,841)	—

Loss before taxes	(82,810)	(78,378)	(26,650)	(36,602)	121,841	(102,599)
Provision (benefit) for taxes	590	(9,851)	(6,062)	(3,876)	—	(19,199)

Net loss	$(83,400)	$(68,527)	$(20,588)	$(32,726)	$121,841	$(83,400)

Other comprehensive income, (net of tax):
Foreign currency translation adjustment	4,604	—	4,604	—	(4,604)	4,604
Unrealized gain on cash flow hedging derivatives	2,018	630	—	—	(630)	2,018

Other comprehensive income, (net of tax)	6,622	630	4,604	—	(5,234)	6,622

Total comprehensive loss	$(76,778)	$(67,897)	$(15,984)	$(32,726)	$116,607	$(76,778)

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Three Months Ended March 26, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$(6,138)	$(291)	$353	$45,296	$9,098	$48,318

Costs and expenses:
Cost of food, merchandise, and games revenues	—	—	—	5,480	—	5,480
Operating expenses	—	40,592	5,304	29,295	9,098	84,289
Selling, general and administrative	894	14,495	746	11,484	—	27,619
Depreciation and amortization	—	8	2	5,355	—	5,365
Loss on impairment / retirement of fixed assets, net	—	—	445	1,081	—	1,526

	894	55,095	6,497	52,695	9,098	124,279

Operating loss	(7,032)	(55,386)	(6,144)	(7,399)	—	(75,961)
Interest (income) expense, net	8,169	5,308	5,905	(500)	—	18,882
Net effect of swaps	150	151	—	—	—	301
Gain on foreign currency	—	—	(2,671)	—	—	(2,671)
Other (income) expense	62	(15,264)	657	14,545	—	—
Loss from investment in affiliates	48,666	20,604	4,344	11,097	(84,711)	—

Loss before taxes	(64,079)	(66,185)	(14,379)	(32,541)	84,711	(92,473)
Provision (benefit) for taxes	675	(17,519)	(3,276)	(7,599)	—	(27,719)

Net loss	$(64,754)	$(48,666)	$(11,103)	$(24,942)	$84,711	$(64,754)

Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment	(660)	—	(660)	—	660	(660)
Unrealized gain on cash flow hedging derivatives	1,994	605	—	—	(605)	1,994

Other comprehensive income (loss), (net of tax)	1,334	605	(660)	—	55	1,334

Total comprehensive loss	$(63,420)	$(48,061)	$(11,763)	$(24,942)	$84,766	$(63,420)

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Three Months Ended March 25, 2018

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$16,999	$58,464	$(6,538)	$(120,584)	$(3,559)	$(55,218)

CASH FLOWS FROM (FOR) INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	(50,000)	64,688	(14,688)	—
Capital expenditures	—	—	(2,739)	(42,053)	—	(44,792)

Net cash from (for) investing activities	—	—	(52,739)	22,635	(14,688)	(44,792)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	33,622	(48,310)	—	—	14,688	—
Net borrowings on revolving credit loans	—	—	—	40,000	—	40,000
Distributions paid to partners	(50,621)	—	—	—	355	(50,266)
Payment of debt issuance costs and original issue discount	—	(321)	—	(1,519)	—	(1,840)
Exercise of limited partnership unit options	—	125	—	—	—	125
Tax effect of units involved in treasury unit transactions	—	(3,039)	—	—	—	(3,039)
Payments related to tax withholding for equity compensation	—	(6,919)	—	—	—	(6,919)

Net cash from (for) financing activities	(16,999)	(58,464)	—	38,481	15,043	(21,939)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(1,408)	—	—	(1,408)

CASH AND CASH EQUIVALENTS
Net decrease for the period	—	—	(60,685)	(59,468)	(3,204)	(123,357)
Balance, beginning of period	—	—	85,758	81,582	(1,095)	166,245

Balance, end of period	$—	$—	$25,073	$22,114	$(4,299)	$42,888

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Three Months Ended March 26, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$23,702	$56,496	$(35,208)	$(119,483)	$509	$(73,984)

CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	28,274	(28,274)	—
Capital expenditures	—	—	(1,148)	(47,317)	—	(48,465)

Net cash for investing activities	—	—	(1,148)	(19,043)	(28,274)	(48,465)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	24,949	(53,223)	—	—	28,274	—
Net borrowings on revolving credit loans	—	—	—	85,000	—	85,000
Distributions paid to partners	(48,651)	—	—	—	516	(48,135)
Tax effect of units involved in treasury unit transactions	—	(1,369)	—	—	—	(1,369)
Payments related to tax withholding for equity compensation	—	(1,904)	—	—	—	(1,904)

Net cash from (for) financing activities	(23,702)	(56,496)	—	85,000	28,790	33,592

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	383	—	—	383

CASH AND CASH EQUIVALENTS
Net decrease for the period	—	—	(35,973)	(53,526)	1,025	(88,474)
Balance, beginning of period	—	—	65,563	58,178	(1,025)	122,716

Balance, end of period	$—	$—	$29,590	$4,652	$—	$34,242

(13) Consolidating Financial Information of Guarantors and Issuers of April 2017 Notes:

Cedar Fair, L.P., Canada’s Wonderland Company (“Cedar Canada”), Magnum Management Corporation (“Magnum”), and Millennium Operations LLC (“Millennium”) are the co-issuers of the Partnership’s April 2017 Notes (see Note 5). The notes have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada, Magnum and Millennium) that guarantees the Partnership’s senior secured credit facilities. There are no non-guarantor subsidiaries.

The following consolidating schedules present condensed financial information for Cedar Fair, L.P., Cedar Canada, Magnum, and Millennium, the co-issuers, and each 100% owned subsidiary of Cedar Fair (other than Cedar Canada, Magnum and Millennium), the guarantors (on a combined basis), as of March 25, 2018, December 31, 2017, and March 26, 2017 and for the three-month periods ended March 25, 2018 and March 26, 2017 . In lieu of providing separate unaudited financial statements for the guarantor subsidiaries, the accompanying unaudited condensed consolidating financial statements have been included.

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

March 25, 2018

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$25,073	$22,114	$—	$(4,299)	$42,888
Receivables	—	1,232	74,787	23,005	762,874	(831,103)	30,795
Inventories	—	—	2,493	30,661	7,149	—	40,303
Other current assets	69	1,922	2,459	28,669	7,226	(347)	39,998

	69	3,154	104,812	104,449	777,249	(835,749)	153,984
Property and Equipment, net	—	827	180,303	—	1,439,969	—	1,621,099
Investment in Park	485,489	967,791	234,220	1,426,366	203,858	(3,317,724)	—
Goodwill	674	—	62,012	8,388	111,217	—	182,291
Other Intangibles, net	—	—	13,834	—	23,876	—	37,710
Deferred Tax Asset	—	7,150	—	—	—	(7,150)	—
Other Assets	—	—	39	399	9,069	—	9,507

	$486,232	$978,922	$595,220	$1,539,602	$2,565,238	$(4,160,623)	$2,004,591

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$531,176	$302,858	$1,806	$30,271	$9,103	$(835,402)	$39,812
Deferred revenue	—	—	8,033	89,492	26,988	—	124,513
Accrued interest	215	143	7,634	13,127	—	—	21,119
Accrued taxes	883	—	463	7,782	1,395	(347)	10,176
Accrued salaries, wages and benefits	—	13,777	736	—	—	—	14,513
Self-insurance reserves	—	10,438	1,543	10,475	2,355	—	24,811
Other accrued liabilities	3,283	5,249	268	5,054	4,382	—	18,236

	535,557	332,465	20,483	156,201	44,223	(835,749)	253,180
Deferred Tax Liability	—	—	12,664	—	81,945	(7,150)	87,459
Derivative Liability	1,638	1,092	—	—	—	—	2,730
Other Liabilities	—	705	—	120	10,578	—	11,403
Long-Term Debt:
Revolving credit loans	—	—	—	40,000	—	—	40,000
Term debt	—	127,350	—	596,175	—	—	723,525
Notes	—	—	445,458	491,799	—	—	937,257

	—	127,350	445,458	1,127,974	—	—	1,700,782
Equity	(50,963)	517,310	116,615	255,307	2,428,492	(3,317,724)	(50,963)

	$486,232	$978,922	$595,220	$1,539,602	$2,565,238	$(4,160,623)	$2,004,591

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$85,758	$80,430	$1,152	$(1,095)	$166,245
Receivables	—	1,184	15,574	26,130	831,075	(836,241)	37,722
Inventories	—	—	1,891	22,528	5,300	—	29,719
Other current assets	164	28,297	3,454	9,341	1,642	(29,601)	13,297

	164	29,481	106,677	138,429	839,169	(866,937)	246,983
Property and Equipment, net	—	835	181,673	—	1,403,264	—	1,585,772
Investment in Park	588,684	1,045,640	238,132	1,392,761	234,237	(3,499,454)	—
Goodwill	674	—	63,551	8,387	111,218	—	183,830
Other Intangibles, net	—	—	14,177	—	23,887	—	38,064
Deferred Tax Asset	—	20,956	—	—	—	(20,956)	—
Other Assets	—	—	40	402	9,068	—	9,510

	$589,522	$1,096,912	$604,250	$1,539,979	$2,620,843	$(4,387,347)	$2,064,159

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$497,558	$344,410	$1,379	$13,572	$5,038	$(837,336)	$24,621
Deferred revenue	—	—	6,237	59,307	20,587	—	86,131
Accrued interest	27	18	2,055	6,024	—	—	8,124
Accrued taxes	352	—	—	6,176	67,048	(29,601)	43,975
Accrued salaries, wages and benefits	—	17,498	1,242	—	—	—	18,740
Self-insurance reserves	—	10,947	1,618	10,156	2,386	—	25,107
Other accrued liabilities	3,406	5,094	157	5,649	4,490	—	18,796

	501,343	377,967	12,688	100,884	99,549	(866,937)	225,494
Deferred Tax Liability	—	—	13,809	—	81,945	(20,956)	74,798
Derivative Liability	5,233	3,489	—	—	—	—	8,722
Other Liabilities	—	873	—	120	10,691	—	11,684
Long-Term Debt:
Term debt	—	127,437	—	596,351	—	—	723,788
Notes	—	—	445,156	491,571	—	—	936,727

	—	127,437	445,156	1,087,922	—	—	1,660,515
Equity	82,946	587,146	132,597	351,053	2,428,658	(3,499,454)	82,946

	$589,522	$1,096,912	$604,250	$1,539,979	$2,620,843	$(4,387,347)	$2,064,159

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

March 26, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$29,590	$3,979	$673	$—	$34,242
Receivables	—	1,552	61,894	20,455	521,167	(576,483)	28,585
Inventories	—	—	1,965	29,247	6,726	—	37,938
Other current assets	74	907	3,462	21,705	5,982	(1,661)	30,469

	74	2,459	96,911	75,386	534,548	(578,144)	131,234
Property and Equipment, net	—	835	176,952	—	1,410,861	—	1,588,648
Investment in Park	711,257	852,264	195,731	1,291,335	294,228	(3,344,815)	—
Goodwill	674	—	59,620	8,388	111,217	—	179,899
Other Intangibles, net	—	—	13,306	—	24,418	—	37,724
Deferred Tax Asset	—	16,616	—	—	—	(16,616)	—
Other Assets	—	2,000	109	1,240	17,425	—	20,774

	$712,005	$874,174	$542,629	$1,376,349	$2,392,697	$(3,939,575)	$1,958,279

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Current maturities of long-term debt	$—	$897	$100	$3,353	$—	$—	$4,350
Accounts payable	453,329	125,934	2,081	30,886	8,968	(576,483)	44,715
Deferred revenue	—	—	7,373	80,666	28,093	—	116,132
Accrued interest	864	589	7,729	1,831	—	—	11,013
Accrued taxes	1,084	—	—	7,563	1,550	(1,661)	8,536
Accrued salaries, wages and benefits	—	13,792	635	—	—	—	14,427
Self-insurance reserves	—	11,397	1,484	10,883	2,069	—	25,833
Other accrued liabilities	2,644	3,907	164	2,717	2,187	—	11,619

	457,921	156,516	19,566	137,899	42,867	(578,144)	236,625
Deferred Tax Liability	—	—	13,273	—	125,350	(16,616)	122,007
Derivative Liability	9,395	6,263	—	—	—	—	15,658
Other Liabilities	—	1,125	—	331	11,467	—	12,923
Long-Term Debt:
Revolving credit loans	—	—	—	85,000	—	—	85,000
Term debt	—	123,347	13,576	456,274	—	—	593,197
Notes	292,241	203,256	444,924	—	—	—	940,421

	292,241	326,603	458,500	541,274	—	—	1,618,618
Equity	(47,552)	383,667	51,290	696,845	2,213,013	(3,344,815)	(47,552)

	$712,005	$874,174	$542,629	$1,376,349	$2,392,697	$(3,939,575)	$1,958,279

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Three Months Ended March 25, 2018

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$(10,767)	$854	$271	$53,731	$1,706	$8,932	$54,727

Costs and expenses:
Cost of food, merchandise and games revenues	—	—	—	5,899	104	—	6,003
Operating expenses	—	42,671	5,716	22,620	8,889	8,932	88,828
Selling, general and administrative	759	14,450	680	11,643	1,150	—	28,682
Depreciation and amortization	—	8	—	—	5,513	—	5,521
Loss on impairment / retirement of fixed assets, net	—	—	40	651	649	—	1,340

	759	57,129	6,436	40,813	16,305	8,932	130,374

Operating income (loss)	(11,526)	(56,275)	(6,165)	12,918	(14,599)	—	(75,647)
Interest (income) expense, net	4,904	4,367	5,583	11,553	(6,871)	—	19,536
Net effect of swaps	(2,207)	(1,421)	—	—	—	—	(3,628)
Loss on early debt extinguishment	—	187	—	886	—	—	1,073
(Gain) loss on foreign currency	—	(41)	10,135	—	—	—	10,094
Other (income) expense	59	(9,804)	854	—	8,768	—	(123)
Loss from investment in affiliates	68,528	28,815	3,913	—	20,585	(121,841)	—

Income (loss) before taxes	(82,810)	(78,378)	(26,650)	479	(37,081)	121,841	(102,599)
Provision (benefit) for taxes	590	(9,851)	(6,062)	479	(4,355)	—	(19,199)

Net loss	$(83,400)	$(68,527)	$(20,588)	$—	$(32,726)	$121,841	$(83,400)

Other comprehensive income, (net of tax):
Cumulative foreign currency translation adjustment	4,604	—	4,604	—	—	(4,604)	4,604
Unrealized gain on cash flow hedging derivatives	2,018	630	—	—	—	(630)	2,018

Other comprehensive income, (net of tax)	6,622	630	4,604	—	—	(5,234)	6,622

Total comprehensive loss	$(76,778)	$(67,897)	$(15,984)	$—	$(32,726)	$116,607	$(76,778)

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

For the Three Months Ended March 26, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$(6,138)	$(291)	$353	$46,978	$3,782	$3,634	$48,318

Costs and expenses:
Cost of food, merchandise and games revenues	—	—	—	5,313	167	—	5,480
Operating expenses	—	40,592	5,304	26,318	8,441	3,634	84,289
Selling, general and administrative	894	14,495	746	10,893	591	—	27,619
Depreciation and amortization	—	8	2	—	5,355	—	5,365
Loss on impairment / retirement of fixed assets, net	—	—	445	496	585	—	1,526

	894	55,095	6,497	43,020	15,139	3,634	124,279

Operating income (loss)	(7,032)	(55,386)	(6,144)	3,958	(11,357)	—	(75,961)
Interest (income) expense, net	8,169	5,308	5,905	3,422	(3,922)	—	18,882
Net effect of swaps	150	151	—	—	—	—	301
Gain on foreign currency	—	—	(2,671)	—	—	—	(2,671)
Other (income) expense	62	(15,264)	657	—	14,545	—	—
Loss from investment in affiliates	48,666	20,604	4,344	—	11,097	(84,711)	—

Income (loss) before taxes	(64,079)	(66,185)	(14,379)	536	(33,077)	84,711	(92,473)
Provision (benefit) for taxes	675	(17,519)	(3,276)	536	(8,135)	—	(27,719)

Net loss	$(64,754)	$(48,666)	$(11,103)	$—	$(24,942)	$84,711	$(64,754)

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(660)	—	(660)	—	—	660	(660)
Unrealized gain on cash flow hedging derivatives	1,994	605	—	—	—	(605)	1,994

Other comprehensive income (loss), (net of tax)	1,334	605	(660)	—	—	55	1,334

Total comprehensive loss	$(63,420)	$(48,061)	$(11,763)	$—	$(24,942)	$84,766	$(63,420)

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Three Months Ended March 25, 2018

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$16,999	$58,464	$(6,538)	$(64,317)	$(56,267)	$(3,559)	$(55,218)

CASH FLOWS FROM (FOR) INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	(50,000)	—	64,688	(14,688)	—
Capital expenditures	—	—	(2,739)	(32,480)	(9,573)	—	(44,792)

Net cash from (for) investing activities	—	—	(52,739)	(32,480)	55,115	(14,688)	(44,792)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	33,622	(48,310)	—	—	—	14,688	—
Net borrowings on revolving credit loans	—	—	—	40,000	—	—	40,000
Distributions paid to partners	(50,621)	—	—	—	—	355	(50,266)
Payment of debt issuance costs and original issue discount	—	(321)	—	(1,519)	—	—	(1,840)
Exercise of limited partnership unit options	—	125	—	—	—	—	125
Tax effect of units involved in treasury unit transactions	—	(3,039)	—	—	—	—	(3,039)
Payments related to tax withholding for equity compensation	—	(6,919)	—	—	—	—	(6,919)

Net cash from (for) financing activities	(16,999)	(58,464)	—	38,481	—	15,043	(21,939)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(1,408)	—	—	—	(1,408)

CASH AND CASH EQUIVALENTS
Net decrease for the year	—	—	(60,685)	(58,316)	(1,152)	(3,204)	(123,357)
Balance, beginning of year	—	—	85,758	80,430	1,152	(1,095)	166,245

Balance, end of year	$—	$—	$25,073	$22,114	$—	$(4,299)	$42,888

CEDAR FAIR, L.P.

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Three Months Ended March 26, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$23,702	$56,496	$(35,208)	$(97,827)	$(21,656)	$509	$(73,984)

CASH FLOWS FROM (FOR) INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	—	28,274	(28,274)	—
Capital expenditures	—	—	(1,148)	(41,019)	(6,298)	—	(48,465)

Net cash from (for) investing activities	—	—	(1,148)	(41,019)	21,976	(28,274)	(48,465)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	24,949	(53,223)	—	—	—	28,274	—
Net borrowings on revolving credit loans	—	—	—	85,000	—	—	85,000
Distributions paid to partners	(48,651)	—	—	—	—	516	(48,135)
Tax effect of units involved in treasury unit transactions	—	(1,369)	—	—	—	—	(1,369)
Payments related to tax withholding for equity compensation	—	(1,904)	—	—	—	—	(1,904)

Net cash from (for) financing activities	(23,702)	(56,496)	—	85,000	—	28,790	33,592

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	383	—	—	—	383

CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	—	—	(35,973)	(53,846)	320	1,025	(88,474)
Balance, beginning of year	—	—	65,563	57,825	353	(1,025)	122,716

Balance, end of year	$—	$—	$29,590	$3,979	$673	$—	$34,242

(13) Consolidating Financial Information of Guarantors and Issuers of June 2014 Notes:

Cedar Fair, L.P., Canada’s Wonderland Company (“Cedar Canada”), and Magnum Management Corporation (“Magnum”) are the co-issuers of the Partnership’s June 2014 Notes (see Note 5 to the Consolidated Financial Statements). The notes have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada and Magnum) that guarantees the Partnership’s senior secured credit facilities. There are no non-guarantor subsidiaries.

The following consolidating schedules present condensed financial information for Cedar Fair, L.P., Cedar Canada, and Magnum, the co-issuers, and each 100% owned subsidiary of Cedar Fair (other than Cedar Canada and Magnum), the guarantors (on a combined basis), as of December 31, 2017 and December 31, 2016 and for the years ended December 31, 2017, December 31, 2016, and December 31, 2015 . In lieu of providing separate audited financial statements for the guarantor subsidiaries, the accompanying condensed consolidating financial statements have been included.

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$85,758	$81,582	$(1,095)	$166,245
Receivables	—	1,184	15,574	857,205	(836,241)	37,722
Inventories	—	—	1,891	27,828	—	29,719
Other current assets	164	28,297	3,454	10,983	(29,601)	13,297
	164	29,481	106,677	977,598	(866,937)	246,983

Property and Equipment, net	—	835	181,673	1,403,264	—	1,585,772
Investment in Park	588,684	1,045,640	238,132	234,238	(2,106,694)	—
Goodwill	674	—	63,551	119,605	—	183,830
Other Intangibles, net	—	—	14,177	23,887	—	38,064
Deferred Tax Asset	—	20,956	—	—	(20,956)	—
Other Assets	—	—	40	9,470	—	9,510

	$589,522	$1,096,912	$604,250	$2,768,062	$(2,994,587)	$2,064,159

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$497,558	$344,410	$1,379	$18,610	$(837,336)	$24,621
Deferred revenue	—	—	6,237	79,894	—	86,131
Accrued interest	27	18	2,055	6,024	—	8,124
Accrued taxes	352	—	—	73,224	(29,601)	43,975
Accrued salaries, wages and benefits	—	17,498	1,242	—	—	18,740
Self-insurance reserves	—	10,947	1,618	12,542	—	25,107
Other accrued liabilities	3,406	5,094	157	10,139	—	18,796

	501,343	377,967	12,688	200,433	(866,937)	225,494
Deferred Tax Liability	—	—	13,809	81,945	(20,956)	74,798
Derivative Liability	5,233	3,489	—	—	—	8,722
Other Liabilities	—	873	—	10,811	—	11,684
Long-Term Debt:
Term debt	—	127,437	—	596,351	—	723,788
Notes	—	—	445,156	491,571	—	936,727

	—	127,437	445,156	1,087,922	—	1,660,515
Equity	82,946	587,146	132,597	1,386,951	(2,106,694)	82,946

	$589,522	$1,096,912	$604,250	$2,768,062	$(2,994,587)	$2,064,159

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2016

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$65,563	$58,178	$(1,025)	$122,716
Receivables	—	1,409	28,019	576,975	(570,989)	35,414
Inventories	—	—	1,371	24,905	—	26,276
Other current assets	173	796	2,229	9,833	(1,761)	11,270

	173	2,205	97,182	669,891	(573,775)	195,676
Property and Equipment, net	—	844	175,358	1,363,018	—	1,539,220
Investment in Park	798,076	937,626	200,075	324,282	(2,260,059)	—
Goodwill	674	—	59,381	119,605	—	179,660
Other Intangibles, net	—	—	13,255	24,582	—	37,837
Deferred Tax Asset	—	33,303	—	—	(33,303)	—
Other Assets	—	2,000	108	18,680	—	20,788

	$798,923	$975,978	$545,359	$2,520,058	$(2,867,137)	$1,973,181

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Current maturities of long-term debt	$—	$572	$64	$2,139	$—	$2,775
Accounts payable	428,396	145,258	740	18,471	(572,014)	20,851
Deferred revenue	—	—	5,601	77,164	—	82,765
Accrued interest	4,613	3,207	2,057	109	—	9,986
Accrued taxes	405	18,653	—	41,661	(1,761)	58,958
Accrued salaries, wages and benefits	—	29,227	1,131	—	—	30,358
Self-insurance reserves	—	12,490	1,321	13,252	—	27,063
Other accrued liabilities	2,282	3,018	193	4,434	—	9,927

	435,696	212,425	11,107	157,230	(573,775)	242,683
Deferred Tax Liability	—	—	12,838	125,350	(33,303)	104,885
Derivative Liability	10,633	7,088	—	—	—	17,721
Other Liabilities	—	1,236	—	11,926	—	13,162
Long-Term Debt:
Term debt	—	123,672	13,598	456,958	—	594,228
Notes	292,075	203,140	444,768	—	—	939,983

	292,075	326,812	458,366	456,958	—	1,534,211
Equity	60,519	428,417	63,048	1,768,594	(2,260,059)	60,519

	$798,923	$975,978	$545,359	$2,520,058	$(2,867,137)	$1,973,181

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$104,080	$317,496	$127,929	$1,239,067	$(466,605)	$1,321,967
Costs and expenses:
Cost of food, merchandise and games revenues	—	—	11,483	99,328	—	110,811
Operating expenses	—	313,654	44,990	666,063	(466,605)	558,102
Selling, general and administrative	3,007	67,872	10,497	112,394	—	193,770
Depreciation and amortization	—	33	15,654	137,535	—	153,222
Loss on impairment / retirement of fixed assets, net	—	—	656	12,072	—	12,728
Gain on sale of investment	—	(1,877)	—	—	—	(1,877)

	3,007	379,682	83,280	1,027,392	(466,605)	1,026,756

Operating income (loss)	101,073	(62,186)	44,649	211,675	—	295,211
Interest expense, net	23,739	18,837	24,839	17,333	—	84,748
Net effect of swaps	(150)	105	—	—	—	(45)
Loss on early debt extinguishment	11,773	8,188	205	2,955	—	23,121
Gain on foreign currency	—	(25)	(29,061)	—	—	(29,086)
Other (income) expense	250	(73,581)	3,460	69,756	—	(115)
Income from investment in affiliates	(160,925)	(176,698)	(38,057)	(84,398)	460,078	—

Income before taxes	226,386	160,988	83,263	206,029	(460,078)	216,588
Provision (benefit) for taxes	10,910	60	(1,134)	(8,724)	—	1,112

Net income	$215,476	$160,928	$84,397	$214,753	$(460,078)	$215,476

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(14,849)	—	(14,849)	—	14,849	(14,849)
Unrealized gain on cash flow hedging derivatives	7,975	2,422	—	—	(2,422)	7,975

Other comprehensive income (loss), (net of tax)	(6,874)	2,422	(14,849)	—	12,427	(6,874)

Total comprehensive income	$208,602	$163,350	$69,548	$214,753	$(447,651)	$208,602

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2016

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$144,042	$320,945	$117,962	$1,234,075	$(528,303)	$1,288,721
Costs and expenses:
Cost of food, merchandise and games revenues	—	—	9,868	96,740	—	106,608
Operating expenses	—	303,974	42,820	720,390	(528,303)	538,881
Selling, general and administrative	3,029	68,422	10,151	100,228	—	181,830
Depreciation and amortization	—	35	14,816	117,025	—	131,876
Loss on impairment / retirement of fixed assets, net	—	—	159	12,428	—	12,587

	3,029	372,431	77,814	1,046,811	(528,303)	971,782

Operating income (loss)	141,013	(51,486)	40,148	187,264	—	316,939
Interest expense, net	32,643	24,114	25,403	1,526	—	83,686
Net effect of swaps	(473)	(724)	—	—	—	(1,197)
(Gain) loss on foreign currency	—	—	(14,660)	4	—	(14,656)
Other (income) expense	250	(83,657)	3,925	79,482	—	—
Income from investment in affiliates	(80,295)	(73,132)	(20,545)	(27,628)	201,600	—

Income before taxes	188,888	81,913	46,025	133,880	(201,600)	249,106
Provision for taxes	11,200	1,621	18,396	40,201	—	71,418

Net income	$177,688	$80,292	$27,629	$93,679	$(201,600)	$177,688

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(3,700)	—	(3,700)	—	3,700	(3,700)
Unrealized gain on cash flow hedging derivatives	3,350	1,060	—	—	(1,060)	3,350

Other comprehensive income (loss), (net of tax)	(350)	1,060	(3,700)	—	2,640	(350)

Total comprehensive income	$177,338	$81,352	$23,929	$93,679	$(198,960)	$177,338

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2015

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$145,571	$240,817	$112,217	$1,118,384	$(381,211)	$1,235,778
Costs and expenses:
Cost of food, merchandise and games revenues	—	372	8,878	95,577	—	104,827
Operating expenses	1,063	179,139	42,814	675,821	(381,211)	517,626
Selling, general and administrative	3,081	55,551	10,358	102,500	—	171,490
Depreciation and amortization	—	37	14,326	111,268	—	125,631
Loss on impairment / retirement of fixed assets, net	—	—	417	20,456	—	20,873

	4,144	235,099	76,793	1,005,622	(381,211)	940,447

Operating income	141,427	5,718	35,424	112,762	—	295,331
Interest expense, net	34,204	28,210	25,381	(1,010)	—	86,785
Net effect of swaps	(3,820)	(3,064)	—	—	—	(6,884)
Loss on foreign currency	—	—	81,016	—	—	81,016
Other (income) expense	750	(18,649)	3,883	14,016	—	—
(Income) loss from investment in affiliates	(13,523)	(15,141)	(20,100)	27,480	21,284	—

Income (loss) before taxes	123,816	14,362	(54,756)	72,276	(21,284)	134,414
Provision (benefit) for taxes	11,594	840	(27,274)	37,032	—	22,192

Net income (loss)	$112,222	$13,522	$(27,482)	$35,244	$(21,284)	$112,222

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	16,655	—	16,655	—	(16,655)	16,655
Unrealized loss on cash flow hedging derivatives	(2,734)	(1,021)	—	—	1,021	(2,734)

Other comprehensive income (loss), (net of tax)	13,921	(1,021)	16,655	—	(15,634)	13,921

Total comprehensive income (loss)	$126,143	$12,501	$(10,827)	$35,244	$(36,918)	$126,143

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$93,378	$(10,710)	$40,569	$209,780	$(1,838)	$331,179

CASH FLOWS FROM (FOR) INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	(278,051)	278,051	—
Proceeds from returns on investments	338,000	15,500	—	146,500	(500,000)	—
Purchase of identifiable intangible assets	—	—	—	(66)	—	(66)
Proceeds from sale of preferred equity investment	—	3,281	—	—	—	3,281
Capital expenditures	—	(25)	(10,160)	(177,899)	—	(188,084)

Net cash from (for) investing activities	338,000	18,756	(10,160)	(309,516)	(221,949)	(184,869)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	69,160	208,891	—	—	(278,051)	—
Payments for returns of capital	—	—	—	(500,000)	500,000	—
Term debt borrowings	—	131,000	—	619,000	—	750,000
Note borrowings	—	—	—	500,000	—	500,000
Term debt payments	—	(126,619)	(13,854)	(477,377)	—	(617,850)
Note payments, including amounts paid for early termination	(304,014)	(211,444)	—	—	—	(515,458)
Distributions paid to partners	(196,524)	—	—	—	1,768	(194,756)
Payment of debt issuance costs	—	(1,326)	—	(18,483)	—	(19,809)
Exercise of limited partnership unit options	—	65	—	—	—	65
Tax effect of units involved in treasury unit transactions	—	(4,440)	—	—	—	(4,440)
Payments related to tax withholding for equity compensation	—	(4,173)	—	—	—	(4,173)

Net cash from (for) financing activities	(431,378)	(8,046)	(13,854)	123,140	223,717	(106,421)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	3,640	—	—	3,640

CASH AND CASH EQUIVALENTS
Net increase for the year	—	—	20,195	23,404	(70)	43,529
Balance, beginning of year	—	—	65,563	58,178	(1,025)	122,716

Balance, end of year	$—	$—	$85,758	$81,582	$(1,095)	$166,245

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2016

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$118,833	$(28,315)	$33,918	$237,262	$(3,351)	$358,347

CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	(24,562)	24,562	—
Purchase of identifiable intangible assets	—	—	(29)	(548)	—	(577)
Capital expenditures	—	—	(7,863)	(152,793)	—	(160,656)

Net cash for investing activities	—	—	(7,892)	(177,903)	24,562	(161,233)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Term debt payments	—	(1,237)	(138)	(4,625)	—	(6,000)
Intercompany payables (payments) receipts	(6,332)	30,894	—	—	(24,562)	—
Distributions paid to partners	(189,508)	—	—	—	2,326	(187,182)
Tax effect of units involved in treasury unit transactions	—	(422)	—	—	—	(422)
Payments related to tax withholding for equity compensation	—	(920)	—	—	—	(920)

Net cash from (for) financing activities	(195,840)	28,315	(138)	(4,625)	(22,236)	(194,524)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	569	—	—	569
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(77,007)	—	26,457	54,734	(1,025)	3,159
Balance, beginning of year	77,007	—	39,106	3,444	—	119,557

Balance, end of year	$—	$—	$65,563	$58,178	$(1,025)	$122,716

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2015

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$89,637	$(1,120)	$38,579	$221,001	$(2,147)	$345,950

CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	(3,252)	(55,294)	58,546	—
Purchase of preferred equity instrument	—	(2,000)	—	—	—	(2,000)
Capital expenditures	—	—	(7,663)	(168,202)	—	(175,865)
Net cash for investing activities	—	(2,000)	(10,915)	(223,496)	58,546	(177,865)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	82,131	8,060	(31,645)	—	(58,546)	—
Distributions paid to partners	(174,761)	—	—	—	2,147	(172,614)
Tax effect of units involved in treasury unit transactions	—	(1,589)	—	—	—	(1,589)
Payments related to tax withholding for equity compensation	—	(3,733)	—	—	—	(3,733)

Net cash from (for) financing activities	(92,630)	2,738	(31,645)	—	(56,399)	(177,936)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(2,432)	—	—	(2,432)

CASH AND CASH EQUIVALENTS
Net decrease for the year	(2,993)	(382)	(6,413)	(2,495)	—	(12,283)
Balance, beginning of year	80,000	382	45,519	5,939	—	131,840

Balance, end of year	$77,007	$—	$39,106	$3,444	$—	$119,557

(14) Consolidating Financial Information of Guarantors and Issuers of April 2017 Notes:

Cedar Fair, L.P., Canada’s Wonderland Company (“Cedar Canada”), Magnum Management Corporation (“Magnum”), and Millennium Operations LLC (“Millennium”) are the co-issuers of the Partnership’s April 2017 Notes (see Note 5 to the Consolidated Financial Statements). The notes have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada, Magnum and Millennium) that guarantees the Partnership’s senior secured credit facilities. There are no non-guarantor subsidiaries.

The following consolidating schedules present condensed financial information for Cedar Fair, L.P., Cedar Canada, Magnum, and Millennium, the co-issuers, and each 100% owned subsidiary of Cedar Fair (other than Cedar Canada, Magnum and Millennium), the guarantors (on a combined basis), as of December 31, 2017 and December 31, 2016 and for the years ended December 31, 2017, December 31, 2016, and December 31, 2015 . In lieu of providing separate audited financial statements for the guarantor subsidiaries, the accompanying condensed consolidating financial statements have been included.

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$85,758	$80,430	$1,152	$(1,095)	$166,245
Receivables	—	1,184	15,574	26,130	831,075	(836,241)	37,722
Inventories	—	—	1,891	22,528	5,300	—	29,719
Other current assets	164	28,297	3,454	9,341	1,642	(29,601)	13,297

	164	29,481	106,677	138,429	839,169	(866,937)	246,983
Property and Equipment, net	—	835	181,673	—	1,403,264	—	1,585,772
Investment in Park	588,684	1,045,640	238,132	1,392,761	234,237	(3,499,454)	—
Goodwill	674	—	63,551	8,387	111,218	—	183,830
Other Intangibles, net	—	—	14,177	—	23,887	—	38,064
Deferred Tax Asset	—	20,956	—	—	—	(20,956)	—
Other Assets	—	—	40	402	9,068	—	9,510

	$589,522	$1,096,912	$604,250	$1,539,979	$2,620,843	$(4,387,347)	$2,064,159

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Accounts payable	$497,558	$344,410	$1,379	$13,572	$5,038	$(837,336)	$24,621
Deferred revenue	—	—	6,237	59,307	20,587	—	86,131
Accrued interest	27	18	2,055	6,024	—	—	8,124
Accrued taxes	352	—	—	6,176	67,048	(29,601)	43,975
Accrued salaries, wages and benefits	—	17,498	1,242	—	—	—	18,740
Self-insurance reserves	—	10,947	1,618	10,156	2,386	—	25,107
Other accrued liabilities	3,406	5,094	157	5,649	4,490	—	18,796

	501,343	377,967	12,688	100,884	99,549	(866,937)	225,494
Deferred Tax Liability	—	—	13,809	—	81,945	(20,956)	74,798
Derivative Liability	5,233	3,489	—	—	—	—	8,722
Other Liabilities	—	873	—	120	10,691	—	11,684
Long-Term Debt:
Term debt	—	127,437	—	596,351	—	—	723,788
Notes	—	—	445,156	491,571	—	—	936,727

	—	127,437	445,156	1,087,922	—	—	1,660,515
Equity	82,946	587,146	132,597	351,053	2,428,658	(3,499,454)	82,946

	$589,522	$1,096,912	$604,250	$1,539,979	$2,620,843	$(4,387,347)	$2,064,159

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2016

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$65,563	$57,825	$353	$(1,025)	$122,716
Receivables	—	1,409	28,019	25,218	551,757	(570,989)	35,414
Inventories	—	—	1,371	20,891	4,014	—	26,276
Other current assets	173	796	2,229	8,369	1,464	(1,761)	11,270

	173	2,205	97,182	112,303	557,588	(573,775)	195,676
Property and Equipment, net	—	844	175,358	—	1,363,018	—	1,539,220
Investment in Park	798,076	937,626	200,075	1,145,326	324,282	(3,405,385)	—
Goodwill	674	—	59,381	8,387	111,218	—	179,660
Other Intangibles, net	—	—	13,255	—	24,582	—	37,837
Deferred Tax Asset	—	33,303	—	—	—	(33,303)	—
Other Assets	—	2,000	108	1,240	17,440	—	20,788

	$798,923	$975,978	$545,359	$1,267,256	$2,398,128	$(4,012,463)	$1,973,181

LIABILITIES AND PARTNERS’ EQUITY
Current Liabilities:
Current maturities of long-term debt	$—	$572	$64	$2,139	$—	$—	$2,775
Accounts payable	428,396	145,258	740	15,845	2,626	(572,014)	20,851
Deferred revenue	—	—	5,601	55,497	21,667	—	82,765
Accrued interest	4,613	3,207	2,057	109	—	—	9,986
Accrued taxes	405	18,653	—	5,950	35,711	(1,761)	58,958
Accrued salaries, wages and benefits	—	29,227	1,131	—	—	—	30,358
Self-insurance reserves	—	12,490	1,321	11,162	2,090	—	27,063
Other accrued liabilities	2,282	3,018	193	2,464	1,970	—	9,927

	435,696	212,425	11,107	93,166	64,064	(573,775)	242,683
Deferred Tax Liability	—	—	12,838	—	125,350	(33,303)	104,885
Derivative Liability	10,633	7,088	—	—	—	—	17,721
Other Liabilities	—	1,236	—	337	11,589	—	13,162
Long-Term Debt:
Term debt	—	123,672	13,598	456,958	—	—	594,228
Notes	292,075	203,140	444,768	—	—	—	939,983

	292,075	326,812	458,366	456,958	—	—	1,534,211
Equity	60,519	428,417	63,048	716,795	2,197,125	(3,405,385)	60,519

	$798,923	$975,978	$545,359	$1,267,256	$2,398,128	$(4,012,463)	$1,973,181

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$104,080	$317,496	$127,929	$960,108	$395,745	$(583,391)	$1,321,967

Costs and expenses:
Cost of food, merchandise and games revenues	—	—	11,483	80,942	18,386	—	110,811
Operating expenses	—	313,654	44,990	738,719	44,130	(583,391)	558,102
Selling, general and administrative	3,007	67,872	10,497	92,527	19,867	—	193,770
Depreciation and amortization	—	33	15,654	—	137,535	—	153,222
Loss on impairment / retirement of fixed assets, net	—	—	656	3,102	8,970	—	12,728
Gain on sale of investment	—	(1,877)	—	—	—	—	(1,877)

	3,007	379,682	83,280	915,290	228,888	(583,391)	1,026,756

Operating income (loss)	101,073	(62,186)	44,649	44,818	166,857	—	295,211
Interest expense, net	23,739	18,837	24,839	39,768	(22,435)	—	84,748
Net effect of swaps	(150)	105	—	—	—	—	(45)
Loss on early debt extinguishment	11,773	8,188	205	2,955	—	—	23,121
Gain on foreign currency	—	(25)	(29,061)	—	—	—	(29,086)
Other (income) expense	250	(73,581)	3,460	—	69,756	—	(115)
Income from investment in affiliates	(160,925)	(176,698)	(38,057)	—	(84,398)	460,078	—

Income before taxes	226,386	160,988	83,263	2,095	203,934	(460,078)	216,588
Provision (benefit) for taxes	10,910	60	(1,134)	2,095	(10,819)	—	1,112

Net income	$215,476	$160,928	$84,397	$—	$214,753	$(460,078)	$215,476

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(14,849)	—	(14,849)	—	—	14,849	(14,849)
Unrealized gain on cash flow hedging derivatives	7,975	2,422	—	—	—	(2,422)	7,975

Other comprehensive income (loss), (net of tax)	(6,874)	2,422	(14,849)	—	—	12,427	(6,874)

Total comprehensive income	$208,602	$163,350	$69,548	$—	$214,753	$(447,651)	$208,602

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2016

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$144,042	$320,945	$117,962	$962,363	$378,556	$(635,147)	$1,288,721

Costs and expenses:
Cost of food, merchandise and games revenues	—	—	9,868	78,984	17,756	—	106,608
Operating expenses	—	303,974	42,820	777,841	49,393	(635,147)	538,881
Selling, general and administrative	3,029	68,422	10,151	85,170	15,058	—	181,830
Depreciation and amortization	—	35	14,816	—	117,025	—	131,876
Loss on impairment / retirement of fixed assets, net	—	—	159	2,686	9,742	—	12,587

	3,029	372,431	77,814	944,681	208,974	(635,147)	971,782

Operating income (loss)	141,013	(51,486)	40,148	17,682	169,582	—	316,939
Interest expense, net	32,643	24,114	25,403	15,695	(14,169)	—	83,686
Net effect of swaps	(473)	(724)	—	—	—	—	(1,197)
(Gain) loss on foreign currency	—	—	(14,660)	4	—	—	(14,656)
Other (income) expense	250	(83,657)	3,925	—	79,482	—	—
Income from investment in affiliates	(80,295)	(73,132)	(20,545)	—	(27,628)	201,600	—

Income before taxes	188,888	81,913	46,025	1,983	131,897	(201,600)	249,106
Provision for taxes	11,200	1,621	18,396	1,983	38,218	—	71,418

Net income	$177,688	$80,292	$27,629	$—	$93,679	$(201,600)	$177,688

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(3,700)	—	(3,700)	—	—	3,700	(3,700)
Unrealized gain on cash flow hedging derivatives	3,350	1,060	—	—	—	(1,060)	3,350

Other comprehensive income (loss), (net of tax)	(350)	1,060	(3,700)	—	—	2,640	(350)

Total comprehensive income	$177,338	$81,352	$23,929	$—	$93,679	$(198,960)	$177,338

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2015

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$145,571	$240,817	$112,217	$904,376	$418,394	$(585,597)	$1,235,778

Costs and expenses:
Cost of food, merchandise and games revenues	—	372	8,878	77,093	18,484	—	104,827
Operating expenses	1,063	179,139	42,814	733,446	146,761	(585,597)	517,626
Selling, general and administrative	3,081	55,551	10,358	77,795	24,705	—	171,490
Depreciation and amortization	—	37	14,326	—	111,268	—	125,631
Loss on impairment / retirement of fixed assets, net	—	—	417	3,389	17,067	—	20,873

	4,144	235,099	76,793	891,723	318,285	(585,597)	940,447

Operating income	141,427	5,718	35,424	12,653	100,109	—	295,331
Interest expense, net	34,204	28,210	25,381	10,721	(11,731)	—	86,785
Net effect of swaps	(3,820)	(3,064)	—	—	—	—	(6,884)
Loss on foreign currency	—	—	81,016	—	—	—	81,016
Other (income) expense	750	(18,649)	3,883	—	14,016	—	—
(Income) loss from investment in affiliates	(13,523)	(15,141)	(20,100)	—	27,480	21,284	—

Income (loss) before taxes	123,816	14,362	(54,756)	1,932	70,344	(21,284)	134,414
Provision (benefit) for taxes	11,594	840	(27,274)	1,932	35,100	—	22,192

Net income (loss)	$112,222	$13,522	$(27,482)	$—	$35,244	$(21,284)	$112,222

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	16,655	—	16,655	—	—	(16,655)	16,655
Unrealized loss on cash flow hedging derivatives	(2,734)	(1,021)	—	—	—	1,021	(2,734)

Other comprehensive income (loss), (net of tax)	13,921	(1,021)	16,655	—	—	(15,634)	13,921

Total comprehensive income (loss)	$126,143	$12,501	$(10,827)	$—	$35,244	$(36,918)	$126,143

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$93,378	$(10,710)	$40,569	$48,979	$160,801	$(1,838)	$331,179

CASH FLOWS FROM (FOR) INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	—	(278,051)	278,051	—
Proceeds from returns on investments	338,000	15,500	—	—	146,500	(500,000)	—
Purchase of identifiable intangible assets	—	—	—	(66)	—	—	(66)
Proceeds from sale of preferred equity investment	—	3,281	—	—	—	—	3,281
Capital expenditures	—	(25)	(10,160)	(149,448)	(28,451)	—	(188,084)

Net cash from (for) investing activities	338,000	18,756	(10,160)	(149,514)	(160,002)	(221,949)	(184,869)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	69,160	208,891	—	—	—	(278,051)	—
Payments for returns of capital	—	—	—	(500,000)	—	500,000	—
Term debt borrowings	—	131,000	—	619,000	—	—	750,000
Note borrowings	—	—	—	500,000	—	—	500,000
Term debt payments	—	(126,619)	(13,854)	(477,377)	—	—	(617,850)
Note payments, including amounts paid for early termination	(304,014)	(211,444)	—	—	—	—	(515,458)
Distributions paid to partners	(196,524)	—	—	—	—	1,768	(194,756)
Payment of debt issuance costs	—	(1,326)	—	(18,483)	—	—	(19,809)
Exercise of limited partnership unit options	—	65	—	—	—	—	65
Tax effect of units involved in treasury unit transactions	—	(4,440)	—	—	—	—	(4,440)
Payments related to tax withholding for equity compensation	—	(4,173)	—	—	—	—	(4,173)

Net cash from (for) financing activities	(431,378)	(8,046)	(13,854)	123,140	—	223,717	(106,421)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	3,640	—	—	—	3,640

CASH AND CASH EQUIVALENTS
Net increase for the year	—	—	20,195	22,605	799	(70)	43,529
Balance, beginning of year	—	—	65,563	57,825	353	(1,025)	122,716

Balance, end of year	$—	$—	$85,758	$80,430	$1,152	$(1,095)	$166,245

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2016

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$118,833	$(28,315)	$33,918	$189,534	$47,728	$(3,351)	$358,347

CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	—	—	(24,562)	24,562	—
Purchase of identifiable intangible assets	—	—	(29)	(74)	(474)	—	(577)
Capital expenditures	—	—	(7,863)	(129,815)	(22,978)	—	(160,656)

Net cash for investing activities	—	—	(7,892)	(129,889)	(48,014)	24,562	(161,233)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Term debt payments	—	(1,237)	(138)	(4,625)	—	—	(6,000)
Intercompany payables (payments) receipts	(6,332)	30,894	—	—	—	(24,562)	—
Distributions paid to partners	(189,508)	—	—	—	—	2,326	(187,182)
Tax effect of units involved in treasury unit transactions	—	(422)	—	—	—	—	(422)
Payments related to tax withholding for equity compensation	—	(920)	—	—	—	—	(920)

Net cash from (for) financing activities	(195,840)	28,315	(138)	(4,625)	—	(22,236)	(194,524)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	569	—	—	—	569

CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(77,007)	—	26,457	55,020	(286)	(1,025)	3,159
Balance, beginning of year	77,007	—	39,106	2,805	639	—	119,557

Balance, end of year	$—	$—	$65,563	$57,825	$353	$(1,025)	$122,716

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2015

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
NET CASH FROM (FOR) OPERATING ACTIVITIES	$89,637	$(1,120)	$38,579	$91,714	$129,287	$(2,147)	$345,950

CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	—	—	(3,252)	—	(55,294)	58,546	—
Purchase of preferred equity investment	—	(2,000)	—	—	—	—	(2,000)
Capital expenditures	—	—	(7,663)	(94,443)	(73,759)	—	(175,865)

Net cash for investing activities	—	(2,000)	(10,915)	(94,443)	(129,053)	58,546	(177,865)

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	82,131	8,060	(31,645)	—	—	(58,546)	—
Distributions paid to partners	(174,761)	—	—	—	—	2,147	(172,614)
Tax effect of units involved in treasury unit transactions	—	(1,589)	—	—	—	—	(1,589)
Payments related to tax withholding for equity compensation	—	(3,733)	—	—	—	—	(3,733)

Net cash from (for) financing activities	(92,630)	2,738	(31,645)	—	—	(56,399)	(177,936)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(2,432)	—	—	—	(2,432)

CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(2,993)	(382)	(6,413)	(2,729)	234	—	(12,283)
Balance, beginning of year	80,000	382	45,519	5,534	405	—	131,840

Balance, end of year	$77,007	$—	$39,106	$2,805	$639	$—	$119,557

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2017

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$104,080	$317,496	$127,929	$960,108	$395,745	$(583,391)	$1,321,967

Costs and expenses:
Cost of food, merchandise and games revenues	—	—	11,483	80,942	18,386	—	110,811
Operating expenses	—	313,654	44,990	738,719	44,130	(583,391)	558,102
Selling, general and administrative	3,007	67,872	10,497	92,527	19,867	—	193,770
Depreciation and amortization	—	33	15,654	—	137,535	—	153,222
Loss on impairment / retirement of fixed assets, net	—	—	656	3,102	8,970	—	12,728
Gain on sale of investment	—	(1,877)	—	—	—	—	(1,877)

	3,007	379,682	83,280	915,290	228,888	(583,391)	1,026,756

Operating income (loss)	101,073	(62,186)	44,649	44,818	166,857	—	295,211
Interest expense, net	23,739	18,837	24,839	39,768	(22,435)	—	84,748
Net effect of swaps	(150)	105	—	—	—	—	(45)
Loss on early debt extinguishment	11,773	8,188	205	2,955	—	—	23,121
Gain on foreign currency	—	(25)	(29,061)	—	—	—	(29,086)
Other (income) expense	250	(73,581)	3,460	—	69,756	—	(115)
Income from investment in affiliates	(160,925)	(176,698)	(38,057)	—	(84,398)	460,078	—

Income before taxes	226,386	160,988	83,263	2,095	203,934	(460,078)	216,588
Provision (benefit) for taxes	10,910	60	(1,134)	2,095	(10,819)	—	1,112

Net income	$215,476	$160,928	$84,397	$—	$214,753	$(460,078)	$215,476

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(14,849)	—	(14,849)	—	—	14,849	(14,849)
Unrealized gain on cash flow hedging derivatives	7,975	2,422	—	—	—	(2,422)	7,975

Other comprehensive income (loss), (net of tax)	(6,874)	2,422	(14,849)	—	—	12,427	(6,874)

Total comprehensive income	$208,602	$163,350	$69,548	$—	$214,753	$(447,651)	$208,602

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2016

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$144,042	$320,945	$117,962	$962,363	$378,556	$(635,147)	$1,288,721

Costs and expenses:
Cost of food, merchandise and games revenues	—	—	9,868	78,984	17,756	—	106,608
Operating expenses	—	303,974	42,820	777,841	49,393	(635,147)	538,881
Selling, general and administrative	3,029	68,422	10,151	85,170	15,058	—	181,830
Depreciation and amortization	—	35	14,816	—	117,025	—	131,876
Loss on impairment / retirement of fixed assets, net	—	—	159	2,686	9,742	—	12,587

	3,029	372,431	77,814	944,681	208,974	(635,147)	971,782

Operating income (loss)	141,013	(51,486)	40,148	17,682	169,582	—	316,939
Interest expense, net	32,643	24,114	25,403	15,695	(14,169)	—	83,686
Net effect of swaps	(473)	(724)	—	—	—	—	(1,197)
(Gain) loss on foreign currency	—	—	(14,660)	4	—	—	(14,656)
Other (income) expense	250	(83,657)	3,925	—	79,482	—	—
Income from investment in affiliates	(80,295)	(73,132)	(20,545)	—	(27,628)	201,600	—

Income before taxes	188,888	81,913	46,025	1,983	131,897	(201,600)	249,106
Provision for taxes	11,200	1,621	18,396	1,983	38,218	—	71,418

Net income	$177,688	$80,292	$27,629	$—	$93,679	$(201,600)	$177,688

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	(3,700)	—	(3,700)	—	—	3,700	(3,700)
Unrealized gain on cash flow hedging derivatives	3,350	1,060	—	—	—	(1,060)	3,350

Other comprehensive income (loss), (net of tax)	(350)	1,060	(3,700)	—	—	2,640	(350)

Total comprehensive income	$177,338	$81,352	$23,929	$—	$93,679	$(198,960)	$177,338

CEDAR FAIR, L.P.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE

INCOME

For the Year Ended December 31, 2015

(In thousands)

	Cedar Fair L.P. (Parent)	Co-Issuer Subsidiary (Magnum)	Co-Issuer Subsidiary (Cedar Canada)	Co-Issuer Subsidiary (Millennium)	Guarantor Subsidiaries	Eliminations	Total
Net revenues	$145,571	$240,817	$112,217	$904,376	$418,394	$(585,597)	$1,235,778

Costs and expenses:
Cost of food, merchandise and games revenues	—	372	8,878	77,093	18,484	—	104,827
Operating expenses	1,063	179,139	42,814	733,446	146,761	(585,597)	517,626
Selling, general and administrative	3,081	55,551	10,358	77,795	24,705	—	171,490
Depreciation and amortization	—	37	14,326	—	111,268	—	125,631
Loss on impairment / retirement of fixed assets, net	—	—	417	3,389	17,067	—	20,873

	4,144	235,099	76,793	891,723	318,285	(585,597)	940,447

Operating income	141,427	5,718	35,424	12,653	100,109	—	295,331
Interest expense, net	34,204	28,210	25,381	10,721	(11,731)	—	86,785
Net effect of swaps	(3,820)	(3,064)	—	—	—	—	(6,884)
Loss on foreign currency	—	—	81,016	—	—	—	81,016
Other (income) expense	750	(18,649)	3,883	—	14,016	—	—
(Income) loss from investment in affiliates	(13,523)	(15,141)	(20,100)	—	27,480	21,284	—

Income (loss) before taxes	123,816	14,362	(54,756)	1,932	70,344	(21,284)	134,414
Provision (benefit) for taxes	11,594	840	(27,274)	1,932	35,100	—	22,192

Net income (loss)	$112,222	$13,522	$(27,482)	$—	$35,244	$(21,284)	$112,222

Other comprehensive income (loss), (net of tax):
Cumulative foreign currency translation adjustment	16,655	—	16,655	—	—	(16,655)	16,655
Unrealized loss on cash flow hedging derivatives	(2,734)	(1,021)	—	—	—	1,021	(2,734)

Other comprehensive income (loss), (net of tax)	13,921	(1,021)	16,655	—	—	(15,634)	13,921

Total comprehensive income (loss)	$126,143	$12,501	$(10,827)	$—	$35,244	$(36,918)	$126,143